                                  FORM N-SAR-U
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:   /  /   (a)
      or fiscal year ending:        12/31/01 (b)

Is this a transition report? (Y/N)     N

Is this an amendment to a previous filing?  (Y/N)        N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.    A.    Registrant Name:  Providentmutual Variable Annuity Separate Account
      B.    File Number:      811-6484
      C.    Telephone Number: 302-452-4000

2.    A.    Street:           300 Continental Drive
      B.    City:  Newark     C. State:  DE   D. Zip Code: 19713   Zip Ext:
      E.    Foreign Country:                  Foreign Postal Code:

3.    Is this the first filing on this form by Registrant?  (Y/N)             N

4.    Is this the last filing on this form by Registrant?  (Y/N)              N

5.    Is Registrant a small business investment company (SBIC)?  (Y/N)        N
      [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)?  (Y/N)                     Y
      [If answer is "Y" (Yes) complete only items 111 through 132.]

7.    A.    Is Registrant a series or multiple portfolio company?  (Y/N)
            [If answer is "N" (No), go to item 8.]

      B. How many separate series or portfolios did Registrant have at the end of the period?


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
                                                         If filing more than one
                                                         Page 47, "X" box: [ ]
For period ending      12/31/01

File number 811-6484

UNIT INVESTMENT TRUSTS

111.     A.       [/]      Depositor Name:
                                            --------------------------------------------------------------
         B.       [/]      File Number (If any):
                                                  -----------------------------------------------------------------
         C.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
111.     A.       [/]      Depositor Name:
                                            --------------------------------------------------------------
         B.       [/]      File Number (If any):
         C.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
112.     A.       [/]      Sponsor Name:
                                          -------------------------------------------------------------------------
         B.       [/]      File Number (If any):
         C.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
112.     A.       [/]      Sponsor Name:
                                          -------------------------------------------------------------------------
         B.       [/]      File Number (If any):
         C.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------


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
                                                         If filing more than one
                                                         Page 48, "X" box: [ ]
For period ending    12/31/01

File number 811-6484

113.     A.       [/]      Trustee Name:
                                          -------------------------------------------------------------------------
         B.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
113.     A.       [/]      Trustee Name:
                                          -------------------------------------------------------------------------
         B.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
114.     A.       [/]      Principal Underwriter Name:
                                                        -----------------------------------------------------------
         B.       [/]      File Number 8-
                                         ------
         C.       [/]      City:                             State:          Zip Code:            Zip Ext.:
                                  -------------------------         ------            --------               ------
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
114.     A.       [/]      Principal Underwriter Name:
                                                        -----------------------------------------------------------
         B.       [/]      File Number 8-
                                         ------
         C.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
115.     A.       [/]      Independent Public Accountant Name:
                                                                ---------------------------------------------------
         B.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
115.     A.       [/]      Independent Public Accountant Name:
                                                                ---------------------------------------------------
         B.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------


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
                                                         If filing more than one
                                                         Page 49, "X" box: [ ]
For period ending    12/31/01

File number 811-6484

116.  Family of investment companies information:

      A.    [/]   Is Registrant part of a family of investment companies?
                  (Y/N)  _______                                            ____
                                                                             Y/N

      B.    [/]   Identify the family in 10 letters:_____________________

                  (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.    [/]   Is Registrant a separate account of an insurance
                  company?  (Y/N)  _______                                  ____
                                                                             Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

      B.    [/]   Variable annuity contracts?  (Y/N)  _______               ____
                                                                             Y/N

      C.    [/]   Scheduled premium variable life contracts?  (Y/N)_______  ____
                                                                             Y/N

      D.    [/]   Flexible premium variable life contracts?  (Y/N) _______  ____
                                                                             Y/N

      E.    [/]   Other types of insurance products registered under the
                  Securities Act of 1933?  (Y/N)  _______                    ___
                                                                             Y/N

118.  [/]   State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

            __________________________________________________               ___

119.  [/]   State the number of new series for which registration
            statements under the Securities Act of
            1933 became effective during the period
            __________________________________________________               ___


120.  [/]   State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
            __________________________________________________             $____

121.  [/]   State the number of series for which a current prospectus was in existence at the end of the period
            __________________________________________________               ___

122.  [/]   State the number of existing series for which additional units were registered under the
            Securities Act of 1933 during the current period
            __________________________________________________               ___


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
                                                         If filing more than one
                                                           Page 50, "X" box: [ ]
For period ending    12/31/01

File number 811-6484

123.    [ ] State the total value of the additional units considered in answering item 122 ($000's omitted)
            _____________________________________________              $ 721,847

124.    [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) ________________________
                                                                       $________

125.    [ ] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)
            ___________________________________                         $  2,320

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
            series.) ($000's omitted) ______                            $      0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                  Number of  Total Assets    Total Income
                                                   Series       ($000's      Distributions
                                                  Investing     omitted)    ($000's omitted)
                                                  _________  ____________    ______________

A.  U.S. Treasury direct issue                                 $                  $

B.  U.S. Government agency                                     $                  $

C.  State and municipal tax-free                               $                  $

D.  Public utility debt                                        $                  $

E.  Brokers or dealers debt or debt of brokers'                $                  $
    or dealers' parent
F.  All other corporate intermed. & long-term                  $                  $
    debt

G.  All other corporate short-term debt                        $                  $

H.  Equity securities of brokers or dealers or                 $                  $
    parents of brokers or dealers

I.  Investment company equity securities                       $                  $

J.  All other equity securities                      1         $832,155           $



K.  Other securities                                           $                  $

L.  Total assets of all series of registrant         1         $832,155           $


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
                                                         If filing more than one
                                                         Page 51, "X" box: [ ]
For period ending    12/31/01

File number 811-6484

128.    [/]       Is the timely payment of principal and interest on
                  any of the portfolio securities held by any of
                  Registrant's series at the end of the current period
                  insured or guaranteed by an entity other than the
                  issuer? (Y/N) _______                                     ____

        [If answer is "N" (No), go to item 131.]                             Y/N

129.    [/]       Is the issuer of any instrument covered in item 128
                  delinquent or in default as to payment of principal
                  or interest at the end of the current period?
                  (Y/N) _______                                             ____
          [If answer is "N" (No), go to item 131.]                           Y/N

130.    [/]       In computations of NAV or offering price per unit,
                  is any part of the value attributed to instruments
                  identified in item 129 derived from insurance or
                  guarantees? (Y/N) _______                                 ____
                                                                             Y/N

131.              Total expenses incurred by all series of Registrant
                  during the current reporting period ($000's omitted)
                  ________________________________________              $ 12,406


132.    [/]       List the "811" (Investment Company Act of 1940)
                  registration number for all Series
                  of Registrant that are being included in this filing:


      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

This report is signed on behalf of the Registrant in the City of Newark, State of Delaware.

Date:  February 27, 2002.

(Name of Registrant, Depositor, or Trustee)

Providentmutual Life and Annuity Company of America


By:   /s/  Rosanne Gatta               Witness: /s/ James Bernstein
    ____________________                        ______________________
      Rosanne Gatta                             James Bernstein
      Treasurer                                 Assistant Secretary


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